STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, MidCap Stock Portfolio

March 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.9%
Automobiles & Components - 1.9%
Adient PLC	22,454	[a]	739,186
Autoliv, Inc.	7,506		903,948
Fox Factory Holding Corp.	6,080	[a]	316,586
Lear Corp.	3,913		566,915
The Goodyear Tire & Rubber Company	1,892	[a]	25,977
Thor Industries, Inc.	1,147		134,589
Visteon Corp.	3,597	[a]	423,043
			3,110,244
Banks - 5.1%
Bank OZK	22,248		1,011,394
East West Bancorp, Inc.	11,835		936,267
First Financial Bankshares, Inc.	20,195		662,598
Fulton Financial Corp.	4,066		64,609
Hancock Whitney Corp.	18,002		828,812
International Bancshares Corp.	3,956		222,090
Synovus Financial Corp.	26,403		1,057,704
UMB Financial Corp.	9,566		832,146
Webster Financial Corp.	2,002		101,642
Wintrust Financial Corp.	22,795		2,379,570
Zions Bancorp NA	4,271		185,361
			8,282,193
Capital Goods - 17.3%
Acuity Brands, Inc.	4,433		1,191,280
Advanced Drainage Systems, Inc.	5,684		979,012
AGCO Corp.	4,209		517,791
Armstrong World Industries, Inc.	2,499		310,426
Axon Enterprise, Inc.	4,817	[a]	1,507,143
BWX Technologies, Inc.	1,400		143,668
Carlisle Cos., Inc.	3,573		1,400,080
Comfort Systems USA, Inc.	1,669		530,258
Core & Main, Inc., CI. A	7,331	[a]	419,700
Donaldson Co., Inc.	17,096		1,276,729
EMCOR Group, Inc.	10,537		3,690,057
EnerSys	6,725		635,244
Esab Corp.	7,355		813,242
Fortune Brands Innovations, Inc.	19,018		1,610,254
Generac Holdings, Inc.	1,100	[a]	138,754
Graco, Inc.	14,103		1,318,066
ITT, Inc.	13,347		1,815,592

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Capital Goods - 17.3% (continued)
Kennametal, Inc.	2,027		50,553
Lennox International, Inc.	475		232,161
Lincoln Electric Holdings, Inc.	7,904		2,018,998
MSC Industrial Direct Co., Inc., Cl. A	11,744		1,139,638
nVent Electric PLC	5,176		390,270
Owens Corning	2,250		375,300
Simpson Manufacturing Co., Inc.	7,734		1,586,862
SunPower Corp.	10,677	[a,b]	32,031
Sunrun, Inc.	10,496	[a,b]	138,337
Terex Corp.	8,742		562,985
The Timken Company	9,977		872,289
Trex Co., Inc.	7,860	[a]	784,035
UFP Industries, Inc.	1,589		195,463
Watts Water Technologies, Inc., Cl. A	6,473		1,375,836
WESCO International, Inc.	487		83,413
			28,135,467
Commercial & Professional Services - 2.2%
ASGN, Inc.	7,899	[a]	827,499
ExlService Holdings, Inc.	7,207	[a]	229,183
Genpact Ltd.	11,489		378,563
MAXIMUS, Inc.	9,435		791,597
Science Applications International Corp.	8,538		1,113,270
The Brink's Company	2,277		210,349
			3,550,461
Consumer Discretionary Distribution & Retail - 3.7%
AutoNation, Inc.	336	[a]	55,635
Bath & Body Works, Inc.	3,049		152,511
Burlington Stores, Inc.	929	[a]	215,705
Dick's Sporting Goods, Inc.	2,092		470,407
Etsy, Inc.	4,323	[a]	297,077
Floor & Decor Holdings, Inc., Cl. A	5,720	[a,b]	741,426
GameStop Corp., Cl. A	32,935	[a,b]	412,346
Kohl's Corp.	3,638		106,048
Murphy USA, Inc.	363		152,170
Nordstrom, Inc.	6,085	[b]	123,343
RH	643	[a]	223,931
The Gap, Inc.	51,715		1,424,748
Williams-Sonoma, Inc.	5,030		1,597,176
			5,972,523
Consumer Durables & Apparel - 7.1%
Brunswick Corp.	6,540		631,241
Carter's, Inc.	9,470	[b]	801,920
Columbia Sportswear Co.	1,200		97,416
Crocs, Inc.	5,038	[a]	724,464

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Consumer Durables & Apparel - 7.1% (continued)
Deckers Outdoor Corp.	1,965	[a]	1,849,576
Helen of Troy Ltd.	6,206	[a]	715,179
Lennar Corp., Cl. A	1,400		240,772
Mattel, Inc.	20,261	[a]	401,370
Polaris, Inc.	5,084		509,010
PVH Corp.	8,388		1,179,437
Ralph Lauren Corp.	952		178,748
Skechers USA, Inc., Cl. A	18,446	[a]	1,130,002
Tempur Sealy International, Inc.	9,767		554,961
Toll Brothers, Inc.	2,463		318,638
TopBuild Corp.	3,911	[a]	1,723,695
Under Armour, Inc., Cl. A	16,984	[a]	125,342
YETI Holdings, Inc.	8,737	[a]	336,811
			11,518,582
Consumer Services - 3.4%
Aramark	8,243		268,062
Boyd Gaming Corp.	13,634		917,841
Cracker Barrel Old Country Store, Inc.	874	[b]	63,566
Expedia Group, Inc.	852	[a]	117,363
Graham Holdings Co., Cl. B	611		469,053
Grand Canyon Education, Inc.	7,516	[a]	1,023,754
H&R Block, Inc.	11,342		557,006
Light & Wonder, Inc.	7,000	[a]	714,630
MGM Resorts International	5,776	[a]	272,685
Royal Caribbean Cruises Ltd.	2,556	[a]	355,310
Travel + Leisure Co.	8,425		412,488
Wingstop, Inc.	870		318,768
			5,490,526
Consumer Staples Distribution & Retail - 3.1%
Casey's General Stores, Inc.	2,431		774,152
Grocery Outlet Holding Corp.	724	[a]	20,837
Performance Food Group Co.	16,232	[a]	1,211,557
Sprouts Farmers Market, Inc.	23,160	[a]	1,493,357
US Foods Holding Corp.	28,336	[a]	1,529,294
			5,029,197
Energy - 5.5%
Antero Midstream Corp.	34,471		484,662
Antero Resources Corp.	1,486	[a]	43,094
ChampionX Corp.	37,208		1,335,395
Chord Energy Corp.	657		117,104
CNX Resources Corp.	45,788	[a,b]	1,086,091
Halliburton Co.	16,951		668,208
HF Sinclair Corp.	6,605		398,744
Marathon Oil Corp.	7,237		205,097

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Energy - 5.5% (continued)
Matador Resources Co.	10,218		682,256
Murphy Oil Corp.	33,662		1,538,353
Range Resources Corp.	31,638		1,089,296
Southwestern Energy Co.	52,587	[a]	398,609
Valaris Ltd.	3,925	[a]	295,396
Vitesse Energy, Inc.	1,691		40,127
Weatherford International PLC	4,982	[a]	575,022
			8,957,454
Equity Real Estate Investment Trusts - 7.4%
Brixmor Property Group, Inc.	72,252	[c]	1,694,309
Camden Property Trust	1,887	[c]	185,681
COPT Defense Properties	17,922	[c]	433,175
CubeSmart	9,930	[c]	449,035
Douglas Emmett, Inc.	21,430	[c]	297,234
EastGroup Properties, Inc.	6,343	[c]	1,140,281
EPR Properties	6,325	[c]	268,496
Federal Realty Investment Trust	4,902	[c]	500,592
First Industrial Realty Trust, Inc.	19,298	[c]	1,013,917
Gaming & Leisure Properties, Inc.	13,768	[c]	634,292
Healthpeak Properties, Inc.	14,301	[c]	268,144
Highwoods Properties, Inc.	14,179	[c]	371,206
Kilroy Realty Corp.	27,180	[c]	990,167
Lamar Advertising Co., Cl. A	8,237	[c]	983,580
National Storage Affiliates Trust	1,812	[c]	70,958
NNN REIT, Inc.	35,540	[c]	1,518,980
Park Hotels & Resorts, Inc.	11,426	[c]	199,841
Rayonier, Inc.	4,370	[c]	145,259
STAG Industrial, Inc.	21,918	[c]	842,528
			12,007,675
Financial Services - 4.0%
Corpay, Inc.	894	[a]	275,835
Equitable Holdings, Inc.	10,700		406,707
Essent Group Ltd.	12,861		765,358
Euronet Worldwide, Inc.	7,625	[a]	838,216
Federated Hermes, Inc.	33,743		1,218,797
FirstCash Holdings, Inc.	125		15,943
MGIC Investment Corp.	21,881		489,259
NCR Atleos Corp.	8,008	[a]	158,158
OneMain Holdings, Inc.	4,745		242,422
SEI Investments Co.	12,479	[a]	897,240
SLM Corp.	14,967		326,131
Stifel Financial Corp.	6,131		479,260
T. Rowe Price Group, Inc.	648		79,004

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Financial Services - 4.0% (continued)
The Western Union Company	21,342		298,361
			6,490,691
Food, Beverage & Tobacco - 2.1%
Celsius Holdings, Inc.	13,446	[a]	1,114,942
Coca-Cola Consolidated, Inc.	573		484,993
Hormel Foods Corp.	12,100		422,169
Ingredion, Inc.	2,075		242,464
Lancaster Colony Corp.	2,076		431,040
McCormick & Co., Inc.	1,291		99,162
Molson Coors Beverage Co., Cl. B	7,008		471,288
Post Holdings, Inc.	279	[a]	29,652
The Boston Beer Company, Inc., Cl. A	526	[a]	160,125
			3,455,835
Health Care Equipment & Services - 5.3%
Acadia Healthcare Co., Inc.	269	[a]	21,310
Amedisys, Inc.	1,780	[a]	164,045
Cardinal Health, Inc.	2,542		284,450
Chemed Corp.	2,386		1,531,645
DexCom, Inc.	2,150	[a]	298,205
Doximity, Inc., Cl. A	15,599	[a]	419,769
Encompass Health Corp.	2,886		238,326
Envista Holdings Corp.	4,872	[a]	104,163
Haemonetics Corp.	8,044	[a]	686,555
HealthEquity, Inc.	4,791	[a]	391,089
IDEXX Laboratories, Inc.	159	[a]	85,849
Integra LifeSciences Holdings Corp.	10,239	[a]	362,973
Lantheus Holdings, Inc.	5,101	[a]	317,486
Omnicell, Inc.	4,814	[a]	140,713
Option Care Health, Inc.	23,298	[a]	781,415
Penumbra, Inc.	2,679	[a]	597,899
Progyny, Inc.	10,963	[a]	418,238
QuidelOrtho Corp.	391	[a]	18,745
ResMed, Inc.	662		131,096
Shockwave Medical, Inc.	1,714	[a]	558,130
STAAR Surgical Co.	3,626	[a]	138,803
Teladoc Health, Inc.	19,400	[a]	292,940
Tenet Healthcare Corp.	6,695	[a]	703,711
			8,687,555
Household & Personal Products - .3%
e.l.f. Beauty, Inc.	2,533	[a]	496,544
Energizer Holdings, Inc.	1,970		57,997
			554,541
Insurance - 6.4%
Cincinnati Financial Corp.	1,078		133,855

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Insurance - 6.4% (continued)
CNO Financial Group, Inc.	23,815		654,436
Globe Life, Inc.	3,184		370,522
Kinsale Capital Group, Inc.	1,747		916,721
Loews Corp.	5,223		408,909
Primerica, Inc.	4,945		1,250,887
Reinsurance Group of America, Inc.	5,555		1,071,448
RenaissanceRe Holdings Ltd.	11,201		2,632,571
Ryan Specialty Holdings, Inc.	2,100		116,550
Selective Insurance Group, Inc.	4,292		468,558
The Hartford Financial Services Group, Inc.	4,914		506,388
Unum Group	18,953		1,017,018
W.R. Berkley Corp.	2,914		257,714
White Mountains Insurance Group Ltd.	300		538,290
			10,343,867
Materials - 6.3%
Avient Corp.	2,034		88,276
Axalta Coating Systems Ltd.	4,010	[a]	137,904
Cabot Corp.	11,156		1,028,583
Cleveland-Cliffs, Inc.	39,796	[a]	904,961
Commercial Metals Co.	9,107		535,218
Crown Holdings, Inc.	6,913		547,924
Eagle Materials, Inc.	8,325		2,262,319
Greif, Inc., Cl. A	5,349		369,348
Ingevity Corp.	1,689	[a]	80,565
Knife River Corp.	2,185	[a]	177,160
NewMarket Corp.	1,281		812,948
Olin Corp.	2,785		163,758
Reliance Steel & Aluminum Co.	3,719		1,242,815
RPM International, Inc.	9,523		1,132,761
Sonoco Products Co.	4,477		258,950
The Mosaic Company	3,017		97,932
The Scotts Miracle-Gro Company	5,720	[b]	426,655
			10,268,077
Media & Entertainment - 2.5%
Cable One, Inc.	1,576		666,853
Match Group, Inc.	4,300	[a]	156,004
Nexstar Media Group, Inc.	1,291		222,426
Pinterest, Inc., Cl. A	29,802	[a]	1,033,235
Roku, Inc.	2,582	[a]	168,269
Spotify Technology SA	1,687	[a]	445,199
TEGNA, Inc.	11,098		165,804
The New York Times Company, Cl. A	15,135		654,135
The Trade Desk, Inc., Cl. A	3,236	[a]	282,891

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Media & Entertainment - 2.5% (continued)
Ziff Davis, Inc.	2,215	[a]	139,634
ZoomInfo Technologies, Inc.	4,972	[a]	79,701
			4,014,151
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
Agilent Technologies, Inc.	1,772		257,844
Azenta, Inc.	4,944	[a]	298,024
Bruker Corp.	9,116		856,357
Exelixis, Inc.	27,442	[a]	651,199
Halozyme Therapeutics, Inc.	9,684	[a]	393,945
Jazz Pharmaceuticals PLC	3,451	[a]	415,569
Medpace Holdings, Inc.	3,712	[a]	1,500,205
Neurocrine Biosciences, Inc.	937	[a]	129,231
Perrigo Co. PLC	11,741		377,943
Repligen Corp.	2,417	[a]	444,535
United Therapeutics Corp.	444	[a]	101,996
West Pharmaceutical Services, Inc.	542		214,475
			5,641,323
Semiconductors & Semiconductor Equipment - 1.6%
Allegro MicroSystems, Inc.	4,299	[a]	115,901
Amkor Technology, Inc.	5,020		161,845
Cirrus Logic, Inc.	859	[a]	79,509
Enphase Energy, Inc.	1,427	[a]	172,638
Lattice Semiconductor Corp.	10,803	[a,b]	845,119
Monolithic Power Systems, Inc.	200		135,484
Rambus, Inc.	14,572	[a]	900,695
Skyworks Solutions, Inc.	2,086		225,956
Wolfspeed, Inc.	516	[a,b]	15,222
			2,652,369
Software & Services - 4.0%
Ansys, Inc.	379	[a]	131,574
Blackbaud, Inc.	4,171	[a]	309,238
Commvault Systems, Inc.	5,836	[a]	591,946
DocuSign, Inc.	12,300	[a]	732,465
Dolby Laboratories, Inc., Cl. A	1,678		140,566
Dynatrace, Inc.	15,666	[a]	727,529
GoDaddy, Inc., Cl. A	6,724	[a]	798,004
HubSpot, Inc.	497	[a]	311,400
Informatica, Inc., Cl. A	3,900	[a]	136,500
Manhattan Associates, Inc.	2,284	[a]	571,525
MongoDB, Inc.	832	[a]	298,388
Pegasystems, Inc.	3,079		199,027
Qualys, Inc.	3,828	[a]	638,778
RingCentral, Inc., Cl. A	3,193	[a]	110,925
Smartsheet, Inc., Cl. A	6,961	[a]	267,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.9% (continued)
Software & Services - 4.0% (continued)
Teradata Corp.		12,316	[a]	476,260
Zscaler, Inc.		595	[a]	114,615
				6,556,739
Technology Hardware & Equipment - 2.1%
Belden, Inc.		4,847		448,881
Ciena Corp.		2,400	[a]	118,680
Crane NXT Co.		3,573		221,169
Keysight Technologies, Inc.		1,453	[a]	227,220
Littelfuse, Inc.		1,851		448,590
Novanta, Inc.		4,640	[a]	810,933
Vishay Intertechnology, Inc.		10,883		246,826
Vontier Corp.		12,694		575,800
Xerox Holdings Corp.		17,196		307,808
				3,405,907
Telecommunication Services - .1%
Iridium Communications, Inc.		2,284		59,749
Lumen Technologies, Inc.		40,332	[a]	62,918
				122,667
Transportation - .7%
Avis Budget Group, Inc.		3,133	[a,b]	383,667
Hertz Global Holdings, Inc.		69,116	[a,b]	541,178
RXO, Inc.		2,279	[a]	49,842
Ryder System, Inc.		1,094		131,488
				1,106,175
Utilities - 4.3%
ALLETE, Inc.		4,735		282,395
Black Hills Corp.		6,464		352,934
Brookfield Renewable Corp., Cl. A		3,426	[b]	84,177
National Fuel Gas Co.		11,058		594,036
New Jersey Resources Corp.		28,049		1,203,583
NorthWestern Energy Group, Inc.		17,569		894,789
OGE Energy Corp.		39,425		1,352,278
ONE Gas, Inc.		17,750		1,145,408
Spire, Inc.		9,001		552,391
UGI Corp.		23,539		577,647
				7,039,638
Total Common Stocks (cost $129,671,927)				162,393,857
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $214,460)	5.42	214,460	[d]	214,460

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,302,473)	5.42	2,302,473	[d]	2,302,473
Total Investments (cost $132,188,860)		101.4%		164,910,790
Liabilities, Less Cash and Receivables		(1.4%)		(2,251,461)
Net Assets		100.0%		162,659,329

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2024, the value of the fund’s securities on loan was $5,281,297 and the value of the collateral was $5,445,523, consisting of cash collateral of $2,302,473 and U.S. Government & Agency securities valued at $3,143,050. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of March 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	162,393,857	-	-	162,393,857
Investment Companies	2,516,933	-	-	2,516,933

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2024, accumulated net unrealized appreciation on investments was $32,721,930, consisting of $38,107,490 gross unrealized appreciation and $5,385,560 gross unrealized depreciation.

At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.